Form N-1A Supplement	Jun. 30, 2025
Impax Small Cap Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Impax Funds Series Trust I

Supplement Dated June 30, 2025

to the Prospectus and Statement of Additional information,

each dated May 1, 2025

Effective June 30, 2025, the Prospectus and Statement of Additional Information are amended, as follows:

Prospectus

Under Portfolio Managers, the table of Portfolio Managers is deleted and replaced in its entirety with the following:

Portfolio Manager	Since	Title
Curtis Kim	2022	Portfolio Manager
Nathan Moser	2008	Portfolio Manager

Under Portfolio Managers, the table of Portfolio Managers is deleted and replaced in its entirety with the following:

Portfolio Manager	Since	Title
Harry Boyle	2023	Portfolio Manager
Justin Winter	2023	Portfolio Manager

Impax Global Sustainable Infrastructure Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Impax Funds Series Trust I

Supplement Dated June 30, 2025

to the Prospectus and Statement of Additional information,

each dated May 1, 2025

Effective June 30, 2025, the Prospectus and Statement of Additional Information are amended, as follows:

Prospectus

Under Portfolio Managers, the table of Portfolio Managers is deleted and replaced in its entirety with the following:

Portfolio Manager	Since	Title
Curtis Kim	2022	Portfolio Manager
Nathan Moser	2008	Portfolio Manager

Under Portfolio Managers, the table of Portfolio Managers is deleted and replaced in its entirety with the following:

Portfolio Manager	Since	Title
Harry Boyle	2023	Portfolio Manager
Justin Winter	2023	Portfolio Manager